John Hancock Investment Trust

John Hancock Balanced Fund (the fund)

Supplement dated December 9, 2019 to the current Prospectus, as may be supplemented (the Prospectus)

Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the fund. Accordingly, as of June 1, 2020, all references to Ms. Welch will be removed from the Prospectus.

Additionally, effective December 31, 2019, Susan A. Curry will be added as a portfolio manager for the fund, and together with Jeffrey N. Given, CFA, Michael J. Scanlon, Jr., CFA and Lisa A. Welch, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, effective December 31, 2019, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Susan A. Curry

Managing Director and Portfolio Manager

Managed the fund since 2019

As of December 31, 2019, the following information relating to Ms. Curry will be added to the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Susan A. Curry

•	Managing Director and Portfolio Manager
•	Managed the fund since 2019
•	Joined Manulife Investment Management (US) LLC in 1998
•	Began business career in 1993

Following June 1, 2020, Susan A. Curry, Jeffrey N. Given, CFA and Michael J. Scanlon, Jr., CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Balanced Fund

John Hancock Investment Trust II

John Hancock Financial Industries Fund

John Hancock Regional Bank Fund (together with Balanced Fund, the funds)

Supplement dated December 9, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the funds. Accordingly, as of June 1, 2020, all references to Ms. Welch will be removed from the SAI.

Additionally, effective December 31, 2019, Susan A. Curry will be added as a portfolio manager for Balanced Fund, and together with Jeffrey N. Given, CFA, Michael J. Scanlon, Jr., CFA and Lisa A. Welch, will be jointly and primarily responsible for the day-to-day management of Balanced Fund’s portfolio.

Following June 1, 2020, Susan A. Curry, Jeffrey N. Given, CFA and Michael J. Scanlon, Jr., CFA will continue to serve as portfolio managers of Balanced Fund and will be jointly and primarily responsible for the day-to-day management of Balanced Fund’s portfolio. Following June 1, 2020, Susan A. Curry and Ryan P. Lentell, CFA will continue to serve as portfolio managers of Financial Industries Fund and Regional Bank Fund, and will be jointly and primarily responsible for the day-to-day management of Financial Industries Fund’s portfolio and Regional Bank Fund’s portfolio.

As of December 31, 2019, the following amends the similar information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (Manulife IM (US)):

The following table shows the portfolio managers at Manulife IM (US) who are primarily responsible, or jointly and primarily responsible, for the day-to-day management of the stated Funds’ portfolios.

Fund Managed	Portfolio Manager
Balanced Fund	Susan A. Curry, Jeffrey N. Given, CFA, Michael J. Scanlon, Jr., CFA, and Lisa A. Welch*
Emerging Markets Equity Fund	Philip Ehrmann and Kathryn Langridge
Financial Industries Fund	Susan A. Curry, Ryan P. Lentell, CFA, and Lisa A. Welch*
Fundamental Large Cap Core Fund	Emory W. Sanders, Jr., CFA, and Jonathan T. White, CFA
Regional Bank Fund	Susan A. Curry, Ryan P. Lentell, CFA, and Lisa A. Welch*
Small Cap Core Fund	Bill Talbot, CFA

* Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the funds.

As of October 31, 2019, Susan A. Curry did not beneficially own any shares of Balanced Fund or beneficially own shares of any similarly managed accounts.

You should read this supplement in conjunction with the SAI and retain it for future reference.